Deferred income	12 Months Ended
Dec. 31, 2020
Deferred income.
Deferred income

24. Deferred income

The movement in the non-current and current deferred income is detailed in the table below.

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for ziritaxestat	Gilead collaboration agreement for drug discovery platform (2)	AbbVie collaboration agreement for CF	Servier collaboration agreement for osteoarthritis	Deferred income related to contracts in our fee-for-service segment	Other deferred income (grants)
	(Euro, in thousands)

On December 31, 2017	€219,892	€213,981	€—	€—	€—	€5,362	€248	€300

Reclassified from equity following adoption of IFRS 15	83,220	43,832			44,749	(5,362)

On Januari 1, 2018	303,112	257,814	—	—	44,749	—	248	300

Upfront received	38,874				38,874
Milestones received	20,965	12,417			8,548

Revenue recognition of upfront	(148,985)	(96,809)			(52,176)
Revenue recognition of milestones	(64,394)	(27,623)			(36,771)

Other movements	229						222	7

On December 31, 2018	149,801	145,798	—	—	3,224	—	471	308

Upfront received and impact of initial valuation of share subscription	3,655,416	641,663	666,967	2,346,787
Milestones received	49,727	27,317			22,410
Significant financing component (3)	6,900	6,900

Revenue recognition of upfront	(1,009,663)	(260,207)	(666,967)	(80,918)	(1,570)
Revenue recognition of milestones	(51,156)	(27,092)			(24,064)
Catch-up effect on closing date (1)	245,883	245,883

Other movements	(46,262)			(45,856)			(109)	(297)

On December 31, 2019	3,000,646	780,261	—	2,220,013	—	—	362	10

Upfront payments	160,000	160,000
Milestones received	90,192	90,192
Significant financing component (3)	16,278	16,278

Revenue recognition of upfront	(411,417)	(181,816)		(229,601)
Revenue recognition of milestones	(46,261)	(46,261)

Other movements	(305)						(362)	57

On December 31, 2020	€2,809,133	€818,654	€—	€1,990,412	€—	€—	€—	€67

(1)  Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

(2)  The upfront received and the outstanding balance on December 31, 2020 and on December 31, 2019 comprise the issuance liabilities for the warrants and the upfront payment allocated to the drug discovery platform. Other movements in 2019 include the derecognition of warrant issuance liabilities through the share premium account.

(3)   With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a significant financing component reflecting the time value of money on the estimated recognition period.

The outstanding deferred income balance on December 31, 2020 included €818.7 million related to the collaboration agreement with Gilead for filgotinib (€604.9 million classified as long term deferred income), and €1,990.4 million, including €7.9 million warrant issuance liability related to subsequent warrant B, related to the collaboration agreement with Gilead for the drug discovery platform (€ 1,761.1 million classified as long term deferred income) and €0.1 million related to deferred grants.

The outstanding deferred income balance on December 31, 2019 included €780.3 million related to the collaboration agreement with Gilead for filgotinib (€594.7 million classified as long term deferred income), €2,220.0 million, including €16.2 million warrant issuance liability related to subsequent warrant B, related to the collaboration agreement with Gilead for the drug discovery platform (€1,991.6 million classified as long term deferred income) and €0.4 million related to our fee-for-service segment. We refer to note 6 for a detail of the allocation of the transaction price received from Gilead.